Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 10,948	$ 9,627
Cost of Revenues	3,425	2,728
Gross Profit	7,523	6,899
Operating Expenses
Research and development	8,338	7,417
Sales and marketing	3,876	3,498
General and administrative	15,520	20,871
Acquisition-related costs	410	620
Impairment of goodwill and intangibles	6,659	2,893
Amortization of intangibles	1,526	1,421
Total Operating Expenses	36,329	36,720
Loss from Operations	(28,806)	(29,821)
Other Income (Expense)
Interest (expense)/income, net	(677)	1,182
Loss on exchange of debt for equity	0	(30)
Benefit for valuation allowance on related party loan - held for sale	0	7,345
Other income/( expense)	693	(47)
Gain on related party loan - held for sale	0	49,817
Unrealized loss on equity securities	(7,904)	(57,067)
Unrealized loss on equity method investment	(1,784)	0
Total Other (Expense) Income	(9,672)	1,200
Net Loss from Continuing Operations, Before Tax	(38,478)	(28,621)
Income tax benefit/(expense)	249	(3,789)
Net Loss from Continuing Operations	(38,229)	(32,410)
Net Loss from Discontinued Operations, Net of Tax	(28,075)	(37,720)
Net income (loss)	(66,304)	(70,130)
Net Loss Attributable to Non-controlling Interest	(2,910)	(975)
Net Loss Attributable to Stockholders of Inpixon	(63,394)	(69,155)
Net Loss Attributable to Common Stockholders, Basic	(79,570)	(77,316)
Net Loss Attributable to Common Stockholders, Diluted	$ (79,570)	$ (77,316)
Net Income (Loss) Per Share
Continuing Operations - Basic (in usd per share)	$ (22.08)	$ (26.21)
Continuing Operations - Diluted (in usd per share)	(22.08)	(26.21)
Discontinued Operations - Basic (in usd per share)	(12.04)	(24.97)
Discontinued Operations - Diluted (in usd per share)	(12.04)	(24.97)
Net Loss Per Share - Basic (in usd per share)	(34.12)	(51.18)
Net Loss Per Share - Diluted (in usd per share)	$ (34.12)	$ (51.18)
Weighted Average Shares Outstanding
Basic (in shares)	2,332,041	1,510,678
Diluted (in shares)	2,332,041	1,510,678
Series 7 Convertible Preferred Stock
Other Income (Expense)
Accretion of preferred Stock	$ (4,555)	$ (8,161)
Series 8 Preferred Stock
Other Income (Expense)
Accretion of preferred Stock	(13,090)	0
Deemed dividend for the modification related to Series 8 Preferred Stock	(2,627)	0
Deemed contribution for the modification related to Warrants issued in connection with Series 8 Preferred Stock	1,469	0
Amortization premium- modification related to Series 8 Preferred Stock	$ 2,627	$ 0